Significant Accounting Policies (Details Narrative) (Lazy Days' R.V. Center, Inc.) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued charge-backs	$ 2,745		$ 2,745	$ 2,373
LIFO inventory value exceeds	0		$ 0	11,930
Amortization period			11 years 8 months 12 days
Advertising and promotion costs	$ 2,996	$ 2,521
Lazydays' RV Center Inc [Member]
FDIC cash deposits				250
Cash equivalents
Net of chargebacks				2,661	1,911
Accrued charge-backs				2,373	1,790
LIFO inventory value exceeds				$ 11,930	8,158
Amortization period				10 years 7 months 6 days
Impairment of intangible assets				$ 0	0
Amortization of debt discount				371	240
Advertising and promotion costs				11,027	10,611
Compensated absences				$ 1,244	$ 1,180
Lazydays' RV Center Inc [Member] | Accounts Payable [Member] | Vendor 1 [Member]
Concentration risk, percentage				28.90%	31.90%
Lazydays' RV Center Inc [Member] | Accounts Payable [Member] | Vendor 2 [Member]
Concentration risk, percentage				27.00%	25.30%
Lazydays' RV Center Inc [Member] | Accounts Payable [Member] | Vendor 3 [Member]
Concentration risk, percentage				21.30%	15.50%
Lazydays' RV Center Inc [Member] | Accounts Payable [Member] | Vendor 4 [Member]
Concentration risk, percentage				15.00%	15.30%
Lazydays' RV Center Inc [Member] | Accounts Payable [Member] | Vendor 5 [Member]
Concentration risk, percentage					10.40%
Lazydays' RV Center Inc [Member] | Sales Revenue [Member] | Customer [Member] | Florida [Member]
Concentration risk, percentage				77.00%	79.00%
Lazydays' RV Center Inc [Member] | Sales Revenue [Member] | Customer [Member] | Colorado [Member]
Concentration risk, percentage				15.00%	14.00%
Lazydays' RV Center Inc [Member] | Minimum [Member] | Manufacturer Relationships [Member]
Amortization period				13 years
Lazydays' RV Center Inc [Member] | Maximum [Member] | Manufacturer Relationships [Member]
Amortization period				18 years
Lazydays' RV Center Inc [Member] | Building and Improvements [Member] | Minimum [Member]
Property, plant and equipment, useful life				15 years
Lazydays' RV Center Inc [Member] | Building and Improvements [Member] | Maximum [Member]
Property, plant and equipment, useful life				20 years
Lazydays' RV Center Inc [Member] | Vehicles and Equipment [Member] | Minimum [Member]
Property, plant and equipment, useful life				2 years
Lazydays' RV Center Inc [Member] | Vehicles and Equipment [Member] | Maximum [Member]
Property, plant and equipment, useful life				7 years
Lazydays' RV Center Inc [Member] | Finance and Insurance [Member]
Revenues				$ 29,848	$ 29,044
Lazydays' RV Center Inc [Member] | Shipping and Handling [Member]
Revenues				$ 2,760	$ 3,506